Shareholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands				3 Months Ended												12 Months Ended
	Oct. 26, 2020	Oct. 25, 2019	Oct. 29, 2018	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 21, 2018
Retained Earnings Adjustments [Line Items]
Dividend declared				$ 0.0875	$ 0.0875	$ 0.0875	$ 0.0875	$ 0.0875	$ 0.075	$ 0.075	$ 0.075	$ 0.075	$ 0.075	$ 0.075	$ 0.075	$ 0.35	$ 0.35	$ 0.30
Annual Dividend [Member]
Retained Earnings Adjustments [Line Items]
Dividend declared	$ 1.40	$ 1.40	$ 1.20
Quarterly Dividend [Member]
Retained Earnings Adjustments [Line Items]
Dividend declared	$ 0.35	$ 0.35	$ 0.30
American Depositary Shares
Retained Earnings Adjustments [Line Items]
ADSs repurchased during period, shares																626	762	1,006
ADSs repurchased during period, cost																$ 25,044	$ 25,103	$ 34,755
Average purchase price per ADS																$ 39.93	$ 32.82	$ 34.54
American Depositary Shares | Maximum
Retained Earnings Adjustments [Line Items]
Repurchase of shares																			$ 200,000